SHORT-TERM AND LONG-TERM DEBT - Long-term debt narrative (Details) € in Millions, $ in Millions, $ in Millions, R in Billions				6 Months Ended
	Jan. 17, 2023 USD ($)	Jan. 17, 2023 EUR (€)	Dec. 19, 2018 USD ($) extension_option	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 ZAR (R)	May 19, 2023 USD ($)	May 19, 2023 EUR (€)	Dec. 15, 2022 USD ($)	May 06, 2022 EUR (€)	May 04, 2022 EUR (€)	Jan. 14, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Nov. 29, 2021 USD ($)	Nov. 29, 2021 CAD ($)	Aug. 23, 2021 ZAR (R)	Jun. 02, 2021 EUR (€)	Jul. 31, 2019 USD ($)	Dec. 21, 2018 EUR (€)	Dec. 21, 2017 USD ($)	May 25, 2017 ZAR (R)	Dec. 16, 2016 EUR (€)	Apr. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Oct. 26, 2012 USD ($)	Sep. 30, 2010 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities				$ 1,512	$ 727
Foreign exchange gains arising on translation				96
Hedges of net investment in foreign operations
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities | €						€ 3,596.0
Hedged item, assets | €						8,376.0
5.5 billion revolving credit facility, due 2023-2025
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity			$ 5,500	5,500																				$ 5,500
Borrowings, number of extension options | extension_option			2
Borrowings, extension option term			1 year
Undrawn borrowing facilities				5,500
5.4 billion revolving credit facility, due 2024
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity														$ 5,400
0.1 billion revolving credit facility, due 2023
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity														$ 100
2010 Revolving multi-currency letter of credit facility, due 2022
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity																									$ 350	$ 450	$ 500
Revolving multi-currency letter of credit facility, due 2022
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity																			$ 350
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ 395	€ 367.0
Notional amount | €						500.0							€ 500.0
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount						750.0		$ 812	€ 750.0
EIB Loan, 2021 to 2023
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities				304		280.0
Borrowings, maximum capacity | €																		€ 280.0
€350 million EIB Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																							€ 350.0
Borrowings outstanding				111		102.0
€346.5m variable rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €												€ 346.5
€24.5m variable rate loan | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €												24.5
€263m variable rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €												263.0
€66m variable rate loan | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €												€ 66.0
€25m fixed rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €											€ 25.0
Other loans
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities				788		725.0
€235 million facility agreement
Disclosure of detailed information about borrowings [line items]
Notional amount | €																				€ 235.0
Borrowings outstanding				143		€ 132.0
CAD 130m financing agreement
Disclosure of detailed information about borrowings [line items]
Notional amount															$ 105	$ 130
EBRD Facility | ArcelorMittal Kryvyi Rih
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity																					$ 175
Borrowings outstanding					$ 27
Borrowings, maximum capacity, additional																					$ 175
European Bank For Reconstruction And Development (EBRD)
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding				89						$ 100
4.5 billion ZAR revolving borrowing base finance facility, due 2022 | ArcelorMittal South Africa Ltd.
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | R																						R 4.5
Borrowings outstanding				$ 149			R 2.8
3.5 billion Rand revolving facility | ArcelorMittal South Africa Ltd.
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | R																	R 3.5